Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Statement [Line Items]
Net loss per common stock, basic	$ (0.33)	$ (2.12)	$ (8.40)	$ (6.61)